Commitments and Contingencies - Financing Obligation (Details) - Aerojet1 Project - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Commitments and Contingencies
Financing and capital lease obligations total	$ 8,900	$ 9,854
Financing and capital lease obligations non current	21,603	8,796
Financing and capital lease obligations recorded as other current liabilities	$ 953	$ 1,058